INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Tax deductible write-downs on shares and receivables	$ (498)	$ (652)	$ (5,971)
Juros sobre o Capital Próprio (“JSCP”)	(73)	(4)	(2)
Non taxable gain on bargain purchase	(60)	0	0
Taxable income (tax loss) of AMTFS	47	(34)	20
Taxable dividends	0	65	19
Other permanent items	163	103	(6)
Total permanent items	$ (421)	$ (522)	$ (5,940)